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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Relational Investors LLC
Address:  12400 High Bluff Drive, Suite 600
          San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Jay N. Sitlani
Title:      Director of Operations
Phone:      858-704-3336

Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 02/13/06


Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   $6,904,922

List of Other Included Managers:
NONE



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                                                      FORM 13F INFORMATION TABLE

                                TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE     SHARED      NONE
--------------------         --------- ---------  --------  --------  --- ---- ------- ----------- ------    -------  ----------
ConAgra Foods, Inc.              COM   205887102   $217,836 10,741,400 SH       SOLE             10,741,400
Prudential Financial, Inc.       COM   744320102 $1,208,029 16,505,390 SH       SOLE             16,505,390
Prudential Financial, Inc.       COM   744320102   $281,924  3,851,950 SH       OTHER                                  3,851,950
National Semiconductor Corp.     COM   637640103   $906,000 34,872,989 SH       SOLE             34,872,989
Baxter International Inc.        COM   071813109   $941,766 25,013,692 SH       SOLE             25,013,692
Baxter International Inc.        COM   071813109   $193,263  5,133,140 SH       OTHER                                  5,133,140
CNF, Inc.                        COM   12612w104   $279,450  5,000,000 SH       SOLE              5,000,000
Computer Associates Intl. Inc.   COM   204912109   $748,967 26,568,522 SH       SOLE             26,568,522
Computer Associates Intl. Inc.   COM   204912109    $77,523  2,750,000 SH       OTHER                                  2,750,000
Sovereign Bancorp Inc.           COM   845905108   $617,977 28,583,589 SH       SOLE             28,583,589
Ceridian Corp.                   COM   156779100   $173,332  6,975,129 SH       SOLE              6,975,129
Cendant Corp.                    COM   151313103   $115,581  6,700,345 SH       SOLE              6,700,345
Tyco International Ltd.          COM   902124106   $297,208 10,298,256 SH       SOLE             10,298,256
Freescale Semi, Inc. CL B        COM   35687M206   $110,180  4,377,446 SH       SOLE              4,377,446
Genworth Financial, Inc.         COM   37247D106   $122,214  3,534,230 SH       SOLE              3,534,230
SPDR Trust Series 1              COM   78462F103   $613,673  4,928,704 SH       SOLE              4,928,704
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